Related Party Transactions /Disclosures - Summary of Outstanding balances as at reporting date (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Short term debt to related party		$ 132,269			$ 697,067
Due to related party	$ 1,093,471	777,576			621,791
Short term convertible debt	0	132,269
Trade and other payables		4,492,790			2,640,384
Share Subscription Receivables	178,720	178,720	[1]		178,720	[1]
Convertible promissory notes	5,395,702
As filed [Member]
Related Party Transaction [Line Items]
Short term debt to related party		6,225,815
Due to related party				$ 895,170	225,120
Share Subscription Receivables				$ 178,720	178,720
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Short term debt to related party		447,067			697,067
Due to related party		350,000			225,000
Unsecured Loans Payable	447,067	447,067
Trade and other payables	450,000	350,000
Share Subscription Receivables	7,999	7,999			7,999
Convertible promissory notes	1,260,417
Dan Wagner [Member]
Related Party Transaction [Line Items]
Short term debt to related party		191,405
Due to related party		147,605			172,476
Trade and other payables	334,725	147,485
Share Subscription Receivables	111,845	111,845			111,845
Adam Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	31,510
John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	20,009
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Short term debt to related party		5,587,343
Convertible Debt	6,028,177	5,587,343
Richard Burchill [Member]
Related Party Transaction [Line Items]
Due to related party					535
Arthur Yao [Member]
Related Party Transaction [Line Items]
Due to related party		61,945			51,414
Trade and other payables	151,105	61,495
Convertible promissory notes	94,531
Peter Vesco [Member]
Related Party Transaction [Line Items]
Due to related party		31,248			42,906
Trade and other payables	30,407	31,248
Steve Perry [Member]
Related Party Transaction [Line Items]
Due to related party		1,133
Short term convertible debt	132,269	132,269
Trade and other payables		1,133
Convertible Debt	136,943	125,000
Stephen Perry [Member]
Related Party Transaction [Line Items]
Convertible promissory notes	64,029
Sauvik Banerjjee [Member]
Related Party Transaction [Line Items]
Due to related party		58,320
Trade and other payables		58,320
Convertible promissory notes	27,641
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Due to related party		127,325			129,460
Trade and other payables	126,223	127,325
Convertible promissory notes	$ 79,910
Related party [Member]
Related Party Transaction [Line Items]
Share Subscription Receivables		$ 119,844			$ 119,844

[1]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.